ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
1
Shares Security Description Value
Common Stock - 97.0%
Basic Materials - 2.2%
4,811 AdvanSix, Inc. $ 149,526
34,716 LifeMD, Inc.
(a)
216,975
14,784 Northern Technologies International Corp. 197,662
18,146 Orion SA 386,147
5,924 Proto Labs, Inc.
(a)
156,394
23,300 TETRA Technologies, Inc.
(a)
148,654
8,686 US Silica Holdings, Inc.
(a)
121,951
1,377,309
Consumer Discretionary - 12.0%
30,145 Alta Equipment Group, Inc. 363,549
37,491 Arhaus, Inc.
(a)
348,666
5,100 Beazer Homes USA, Inc.
(a)
127,041
5,303 BJ's Restaurants, Inc.
(a)
124,408
7,600 Blue Bird Corp.
(a)
162,260
27,300 Carrols Restaurant Group, Inc.
(a)
179,907
6,320 Climb Global Solutions, Inc. 271,823
10,396 Denny's Corp.
(a)
88,054
41,115 Duluth Holdings, Inc., Class B
(a)
247,101
24,252 Entravision Communications Corp.,
Class A 88,520
6,228 Everi Holdings, Inc.
(a)
82,334
295,139 Fluent, Inc.
(a)
131,042
16,330 Guess?, Inc. 353,381
26,700 Holley, Inc.
(a)
133,233
20,632 Hudson Technologies, Inc.
(a)
274,406
58,081 Interface, Inc. 569,775
1,276 Jack in the Box, Inc. 88,121
10,235 Lindblad Expeditions Holdings, Inc.
(a)
73,692
67,220 Motorcar Parts of America, Inc.
(a)
543,810
10,200 Red Robin Gourmet Burgers, Inc.
(a)
82,008
20,042 Shoe Carnival, Inc. 481,609
23,300 Stitch Fix, Inc., Class A
(a)
80,385
11,539 Stoneridge, Inc.
(a)
231,588
34,916 The Beauty Health Co.
(a)
210,194
9,454 The Children's Place, Inc.
(a)
255,542
14,285 The Lovesac Co.
(a)
284,557
47,157 The ONE Group Hospitality, Inc.
(a)
259,363
14,600 Travelzoo
(a)
85,118
2,442 Winmark Corp. 911,183
10,775 Zumiez, Inc.
(a)
191,795
7,324,465
Consumer Staples - 1.4%
40,684 Cronos Group, Inc.
(a)
81,368
536 Medifast, Inc. 40,120
203 MGP Ingredients, Inc. 21,413
3,817 The Chefs' Warehouse, Inc.
(a)
80,844
6,802 The Vita Coco Co., Inc.
(a)
177,124
20,488 Village Super Market, Inc., Class A 463,848
864,717
Energy - 6.4%
74,245 Berry Corp. 608,809
10,950 Civitas Resources, Inc. 885,527
3,001 DMC Global, Inc.
(a)
73,434
3,623 Dril-Quip, Inc.
(a)
102,060
49,650 Geospace Technologies Corp.
(a)
642,968
1,071 Nabors Industries, Ltd.
(a)
131,883
81,885 Newpark Resources, Inc.
(a)
565,825
13,129 NOW, Inc.
(a)
155,841
17,277 Oil States International, Inc.
(a)
144,608
2,600 SilverBow Resources, Inc.
(a)
93,002
11,000 Stabilis Solutions, Inc.
(a)
48,730
Shares Security Description Value
Energy - 6.4% (continued)
101,040 VAALCO Energy, Inc. $ 443,566
3,896,253
Financials - 9.6%
89,215 American Coastal Insurance Corp.
(a)
656,622
5,800 Banco Latinoamericano de Comercio
Exterior SA, Class E 122,960
2,671 Bank of Marin Bancorp 48,826
2,724 Bankwell Financial Group, Inc. 66,111
6,200 Business First Bancshares, Inc. 116,312
7,501 Central Valley Community Bancorp 105,839
16,235 Customers Bancorp, Inc.
(a)
559,296
14,866 eHealth, Inc.
(a)
110,008
11,045 Enova International, Inc.
(a)
561,859
15,318 EZCORP, Inc., Class A
(a)
126,374
7,473 First Internet Bancorp 121,137
10,265 First Western Financial, Inc.
(a)
186,310
24,549 Heritage Commerce Corp. 207,930
5,840 Hippo Holdings, Inc.
(a)
46,545
436 Investors Title Co. 64,567
6,288 James River Group Holdings, Ltd. 96,521
55,460 Medallion Financial Corp. 389,329
3,600 Mercantile Bank Corp. 111,276
5,722 Mid Penn Bancorp, Inc. 115,184
14,915 NMI Holdings, Inc., Class A
(a)
404,047
13,470 OP Bancorp 123,251
3,533 Peapack-Gladstone Financial Corp. 90,621
2,765 Preferred Bank/Los Angeles CA 172,121
2,234 QCR Holdings, Inc. 108,394
7,230 Regional Management Corp. 200,126
6,325 Texas Capital Bancshares, Inc.
(a)
372,543
4,879 The Bancorp, Inc.
(a)
168,326
13,375 Veritex Holdings, Inc. 240,081
3,794 Westamerica BanCorp 164,091
5,856,607
Health Care - 17.0%
25,977 908 Devices, Inc.
(a)
173,007
25,916 Accuray, Inc.
(a)
70,491
30,534 ADMA Biologics, Inc.
(a)
109,312
48,442 Agenus, Inc.
(a)
54,739
20,444 Aldeyra Therapeutics, Inc.
(a)
136,566
3,800 ANI Pharmaceuticals, Inc.
(a)
220,628
2,795 Arcturus Therapeutics Holdings, Inc.
(a)
71,412
33,801 Assertio Holdings, Inc.
(a)
86,530
34,856 Avid Bioservices, Inc.
(a)
329,041
47,216 BioLife Solutions, Inc.
(a)
652,053
49,035 Bluebird Bio, Inc.
(a)
149,066
23,167 Caribou Biosciences, Inc.
(a)
110,738
19,101 Castle Biosciences, Inc.
(a)
322,616
13,697 Catalyst Pharmaceuticals, Inc.
(a)
160,118
167,240 ChromaDex Corp.
(a)
244,170
15,181 Cymabay Therapeutics, Inc.
(a)
226,349
18,990 CytoSorbents Corp.
(a)
35,701
3,484 Eagle Pharmaceuticals, Inc.
(a)
54,943
17,791 Edgewise Therapeutics, Inc.
(a)
101,942
16,400 Fulcrum Therapeutics, Inc.
(a)
72,816
3,894 Harrow Health, Inc.
(a)
55,957
165,042 Harvard Bioscience, Inc.
(a)
709,681
48,192 Health Catalyst, Inc.
(a)
487,703
10,462 Healthcare Services Group, Inc. 109,119
13,280 ImmunoGen, Inc.
(a)
210,754
61,309 InfuSystem Holdings, Inc.
(a)
591,019
40,980 Inogen, Inc.
(a)
213,916
3,628 iRadimed Corp. 160,974

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
2
Shares Security Description Value
Health Care - 17.0% (continued)
8,285 Kiniksa Pharmaceuticals, Ltd., Class A
(a)
$ 143,910
36,449 KORU Medical Systems, Inc.
(a)
98,412
2,129 LeMaitre Vascular, Inc. 115,988
15,400 MacroGenics, Inc.
(a)
71,764
30,251 MannKind Corp.
(a)
124,937
55,099 MaxCyte, Inc.
(a)
171,909
6,935 Nature's Sunshine Products, Inc.
(a)
114,913
9,417 Nurix Therapeutics, Inc.
(a)
74,018
10,400 Olema Pharmaceuticals, Inc.
(a)
128,440
11,399 OrthoPediatrics Corp.
(a)
364,768
5,600 PetIQ, Inc.
(a)
110,320
5,428 Phibro Animal Health Corp., Class A 69,315
6,990 Pliant Therapeutics, Inc.
(a)
121,207
73,279 Precigen, Inc.
(a)
104,056
3,353 Prothena Corp. PLC
(a)
161,782
18,462 Quanterix Corp.
(a)
501,059
11,087 Quipt Home Medical Corp.
(a)
56,433
21,100 Rockwell Medical, Inc.
(a)
43,888
38,200 Savara, Inc.
(a)
144,396
5,742 Semler Scientific, Inc.
(a)
145,674
22,741 SI-BONE, Inc.
(a)
483,019
64,360 SIGA Technologies, Inc. 337,890
18,980 Stoke Therapeutics, Inc.
(a)
74,781
2,208 Supernus Pharmaceuticals, Inc.
(a)
60,875
3,458 The Joint Corp.
(a)
31,087
7,887 The Pennant Group, Inc.
(a)
87,782
536 US Physical Therapy, Inc. 49,167
754 Utah Medical Products, Inc. 64,844
10,568 Vanda Pharmaceuticals, Inc.
(a)
45,654
7,800 Voyager Therapeutics, Inc.
(a)
60,450
5,742 Xenon Pharmaceuticals, Inc.
(a)
196,147
7,955 Zymeworks, Inc.
(a)
50,435
9,447 Zynex, Inc.
(a)
75,576
10,406,257
Industrials - 29.3%
10,400 ACM Research, Inc., Class A
(a)
188,292
38,707 AerSale Corp.
(a)
578,283
10,151 Allient, Inc. 313,869
13,450 Argan, Inc. 612,244
3,550 Barrett Business Services, Inc. 320,352
6,202 Bel Fuse, Inc., Class B 295,959
32,752 BGSF, Inc. 314,747
2,098 BlueLinx Holdings, Inc.
(a)
172,225
34,325 CECO Environmental Corp.
(a)
548,170
7,022 Chase Corp. 893,409
28,475 Columbus McKinnon Corp. 994,062
17,100 Commercial Vehicle Group, Inc.
(a)
132,696
70,252 Computer Task Group, Inc.
(a)
725,703
84,450 Concrete Pumping Holdings, Inc.
(a)
724,581
29,138 Conduent, Inc.
(a)
101,400
992 CRA International, Inc. 99,954
11,530 Cryoport, Inc.
(a)
158,076
13,600 Daktronics, Inc.
(a)
121,312
87,135 DHI Group, Inc.
(a)
266,633
3,740 Distribution Solutions, Inc.
(a)
97,240
11,675 Douglas Dynamics, Inc. 352,351
15,411 Ducommun, Inc.
(a)
670,533
2,987 Franklin Covey Co.
(a)
128,202
15,100 Great Lakes Dredge & Dock Corp.
(a)
120,347
4,550 I3 Verticals, Inc., Class A
(a)
96,187
17,184 IES Holdings, Inc.
(a)
1,131,910
23,936 Information Services Group, Inc. 104,840
2,823 Insteel Industries, Inc. 91,635
Shares Security Description Value
Industrials - 29.3% (continued)
1,157 Kornit Digital, Ltd.
(a)
$ 21,879
52,630 LSB Industries, Inc.
(a)
538,405
35,370 Luxfer Holdings PLC 461,579
1,975 Mayville Engineering Co., Inc.
(a)
21,468
2,996 Mesa Laboratories, Inc. 314,790
4,970 Myers Industries, Inc. 89,112
998 MYR Group, Inc.
(a)
134,490
36,678 Nordic American Tankers, Ltd. 151,113
2,073 Olympic Steel, Inc. 116,523
144,260 Orion Energy Systems, Inc.
(a)
181,768
18,800 Orion Group Holdings, Inc.
(a)
100,768
4,892 Park Aerospace Corp. 75,973
23,793 Paysign, Inc.
(a)
46,396
1,100 Powell Industries, Inc. 91,190
16,280 Primoris Services Corp. 532,844
78,295 Radiant Logistics, Inc.
(a)
442,367
44,913 Ranpak Holdings Corp.
(a)
244,327
21,775 Research Solutions, Inc./CA
(a)
53,784
9,400 REV Group, Inc. 150,400
14,291 SoundThinking, Inc.
(a)
255,809
7,956 Sterling Infrastructure, Inc.
(a)
584,607
2,363 Teekay Tankers, Ltd., Class A 98,372
2,800 The Gorman-Rupp Co. 92,120
5,907 Thermon Group Holdings, Inc.
(a)
162,265
10,419 Titan International, Inc.
(a)
139,927
6,221 Titan Machinery, Inc.
(a)
165,354
6,086 UFP Technologies, Inc.
(a)
982,585
9,900 Ultralife Corp.
(a)
96,624
3,669 V2X, Inc.
(a)
189,541
6,298 Vishay Precision Group, Inc.
(a)
211,487
2,188 VSE Corp. 110,363
30,143 Wabash National Corp. 636,620
17,850,062
Real Estate - 1.5%
8,070 Alpine Income Property Trust, Inc. REIT 132,025
32,507 Braemar Hotels & Resorts, Inc. REIT 90,045
6,657 BRT Apartments Corp. REIT 114,967
22,935 Plymouth Industrial REIT, Inc. 480,488
8,918 The GEO Group, Inc.
(a)
72,949
890,474
Technology - 15.7%
6,843 A10 Networks, Inc. 102,850
9,560 ADTRAN Holdings, Inc. 78,679
11,010 Agilysys, Inc.
(a)
728,422
11,759 Amtech Systems, Inc.
(a)
89,604
28,897 Arteris, Inc.
(a)
188,119
6,028 Bandwidth, Inc., Class A
(a)
67,936
5,699 Benchmark Electronics, Inc. 138,258
9,400 BigCommerce Holdings, Inc.
(a)
92,778
31,970 BM Technologies, Inc.
(a)
63,940
16,759 Cantaloupe, Inc.
(a)
104,744
12,242 Celestica, Inc.
(a)
300,174
18,446 Cerence, Inc.
(a)
375,745
13,070 CEVA, Inc.
(a)
253,427
1,276 Consensus Cloud Solutions, Inc.
(a)
32,130
1,395 Donnelley Financial Solutions, Inc.
(a)
78,511
89,545 Edgio, Inc.
(a)
76,301
39,068 eGain Corp.
(a)
239,487
13,030 ePlus, Inc.
(a)
827,666
35,527 EverQuote, Inc., Class A
(a)
256,860
16,928 Grid Dynamics Holdings, Inc.
(a)
206,183
17,978 Hurco Cos., Inc. 403,247
6,330 Ichor Holdings, Ltd.
(a)
195,977

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
3
At September 30, 2023 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at the unrealized appreciation/
(depreciation) at period end.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Technology - 15.7% (continued)
18,396 Immersion Corp. $ 121,598
23,557 indie Semiconductor, Inc., Class A
(a)
148,409
41,170 Key Tronic Corp.
(a)
184,030
58,123 Magnite, Inc.
(a)
438,247
3,841 Methode Electronics, Inc. 87,767
31,317 MiX Telematics, Ltd., ADR 172,870
1,468 NVE Corp. 120,581
61,706 Outbrain, Inc.
(a)
300,508
46,748 Photronics, Inc.
(a)
944,777
9,383 PROS Holdings, Inc.
(a)
324,839
56,600 Rackspace Technology, Inc.
(a)
133,010
12,209 Radware, Ltd.
(a)
206,576
9,840 Red Violet, Inc.
(a)
196,898
15,000 Riskified, Ltd., Class A
(a)
67,200
2,644 Silicom, Ltd.
(a)
69,008
38,788 Solaris Oilfield Infrastructure, Inc., Class A 413,480
12,381 Tactile Systems Technology, Inc.
(a)
173,953
37,776 TrueCar, Inc.
(a)
78,196
11,041 Veeco Instruments, Inc.
(a)
310,362
12,200 Weave Communications, Inc.
(a)
99,430
10,669 Yext, Inc.
(a)
67,535
9,560,312
Telecommunications - 0.5%
31,009 Airgain, Inc.
(a)
113,803
4,681 Cambium Networks Corp.
(a)
34,312
2,964 Digi International, Inc.
(a)
80,028
5,814 NETGEAR, Inc.
(a)
73,198
301,341
Utilities - 1.4%
5,646 Aris Water Solutions, Inc., Class A 56,347
6,200 Consolidated Water Co., Ltd. 176,328
13,400 Enviri Corp.
(a)
96,748
721 Heritage-Crystal Clean, Inc.
(a)
32,697
60,011 Select Water Solutions, Inc., Class A 477,088
839,208
Total Common Stock (Cost $56,213,068) 59,167,005
Shares Security Description Value
Money Market Fund - 2.4%
1,459,667 First American Government Obligations
Fund, Class X, 5.27%
(b)
(Cost $1,459,667) 1,459,667
Investments, at value - 99.4% (Cost $57,672,735) $ 60,626,672
Other Assets & Liabilities, Net - 0.6% 375,501
Net Assets - 100.0% $ 61,002,173
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.
Contracts Description Exp. Date
Notional
Contract
Value Value
Net
Unrealized
Depreciation
50 CME
E-mini Russell
2000 Index
Future 12/19/23 $ 561,761 $ 539,580 $ (22,181)
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 60,626,672 $ (22,181)
Level 2 - Other Significant
Observable Inputs – –
Level 3 - Significant
Unobservable Inputs – –
Total $ 60,626,672 $ (22,181)